Shareholder Report, Holdings (Details) - C000222147	Jul. 31, 2025
NVIDIA8784848
Holdings [Line Items]
Percent of Total Investments	3.80%
Amazon.com8784788
Holdings [Line Items]
Percent of Total Investments	3.50%
Banco Santander8784767
Holdings [Line Items]
Percent of Total Investments	3.30%
Cadence Design Systems8784809
Holdings [Line Items]
Percent of Total Investments	3.20%
Franco-Nevada8784827
Holdings [Line Items]
Percent of Total Investments	3.20%
ABB8784758
Holdings [Line Items]
Percent of Total Investments	3.20%
Shell PLC8784782
Holdings [Line Items]
Percent of Total Investments	3.10%
Goldman Sachs Group8784830
Holdings [Line Items]
Percent of Total Investments	3.00%
Cognex8784815
Holdings [Line Items]
Percent of Total Investments	2.90%
Sandvik8784754
Holdings [Line Items]
Percent of Total Investments	2.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%